OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2025
OTHER RECEIVABLES AND PREPAID EXPENSES
OTHER RECEIVABLES AND PREPAID EXPENSES
8.  OTHER RECEIVABLES AND PREPAID EXPENSES

For the years ended December 31,	2025	2024
	$	$
Supplier advance	1,689,644	50,000
Receivable from Wergeland Eiendom AS – Hammerfest Port (Note 5)	969,213	-
Value added tax receivable	958,332	41,139
Prepaid expenses	569,773	-
Other receivables	134,445	160,663

TOTAL	4,321,407	251,802